Shareholders' Deficit (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Option Indexed to Issuer's Equity [Line Items]
Schedule of stock warrants
	2018		2017
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
	Number	Price	Number	Price
Outstanding at beginning of the period	20,526,387	$0.23	10,576,389	$0.08
Granted during the period	9,960,403	$0.10	7,990,000	$0.42
Exercised during the period	---	$ ---	---	$ ---
Terminated during the period	---	$ ---	---	$ ---
Outstanding at end of the period	30,486,790	$0.19	18,566,389	$0.23

Exercisable at end of the period	30,486,790	$0.19	18,566,389	$0.23

Weighted average remaining life	4.0 years		4.7 years

	2017		2016
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
	Number	Price	Number	Price
Outstanding at beginning of the period	10,576,389	$0.08	2,000,000	$0.05
Granted during the period	9,949,998	$0.39	8,576,389	$0.09
Exercised during the period	---	$ ---	---	$ ---
Terminated during the period	---	$ ---	---	$ ---
Outstanding at end of the period	20,526,387	$0.23	10,576,389	$

Exercisable at end of the period	20,526,387	$0.23	10,576,389	$0.08

Weighted average remaining life	4.2 years		5.2 years

Summary of shares issued and outstanding under the EIP outstanding
	2018		2017
Outstanding at beginning of the period		1,498,750		1,552,500
Granted during the period		---		---
Terminated during the period		---		(110,000)
Outstanding at end of the period		1,498,750		1,442,500

Shares vested at period-end		1,058,750		813,750
Weighted average grant date fair value of shares granted during the period	$	---	$	---
Aggregate grant date fair value of shares granted during the period	$	---	$	---
Shares available for grant pursuant to EIP at period-end		11,496,934		11,711,184

	2017	2016
Outstanding at beginning of the period	1,552,500	---
Granted during the period	175,000	1,552,500
Terminated during the period	(228,750)	---
Outstanding at end of the period	1,498,750	1,552,500

Shares vested at period-end	870,000	612,500
Weighted average grant date fair value of shares granted during the period	$0.09	$0.04
Aggregate grant date fair value of shares granted during the period	$15,750	$63,000
Shares available for grant pursuant to EIP at period-end	11,654,934	11,601,184

Schedule of stock options outstanding
	2017			2016
			Weighted		Weighted
			Average		Average
			Exercise		Exercise
	Number		Price	Number	Price
Outstanding at beginning of the period		2,349,996	$0.12	---	$ ---
Granted during the period		---	$ ---	2,349,996	$0.12
Exercised during the period		---	$ ---	---	$ ---
Terminated during the period		---	$ ---	---	$ ---
Outstanding at end of the period		2,349,996	$0.12	2,349,996	$0.12

Options exercisable at period-end		575,000		100,000
Weighted average remaining life (in years)		8.6		9.6
Weighted average grant date fair value of options granted during the period	$	---		$0.03
Options available for grant at period-end		11,654,934		11,601,184

Warrants [Member]
Option Indexed to Issuer's Equity [Line Items]
Schedule of stock warrants outstanding
Warrants Outstanding				Warrants Exercisable
		Weighted-
		Average	Weighted-		Weighted-
		Remaining	Average		Average
Exercise	Number	Contractual	Exercise	Number	Exercise
Prices	Outstanding	Life (years)	Price	Exercisable	Price
$0.05 to 0.09	15,192,351	4.2	$0.07	15,192,351	$0.07
$0.10 to 0.15	5,640,441	3.7	$0.13	5,640,441	$0.13
$0.25 to 0.50	8,463,998	3.9	$0.33	8,463,998	$0.33
$0.51 to 1.00	1,190,000	3.8	$0.97	1,190,000	$0.97
$0.05 to 1.00	30,486,790	4.0	$0.19	30,486,790	$0.19

Warrants Outstanding				Warrants Exercisable
		Weighted-
		Average	Weighted-		Weighted-
		Remaining	Average		Average
Exercise	Number	Contractual	Exercise	Number	Exercise
Prices	Outstanding	Life (years)	Price	Exercisable	Price
$0.05 to 0.09	8,388,889	4.3	$0.08	8,388,889	$0.08
$0.10 to 0.15	2,687,500	3.6	$0.11	2,687,500	$0.11
$0.25 to 0.50	8,259,998	0.9	$0.88	8,259,998	$0.88
$0.51 to 1.00	1,190,000	4.3	$0.97	1,190,000	$0.97
$0.05 to 1.00	20,526,387	2.9	$0.46	20,526,387	$0.46

Employee Stock Options [Member]
Option Indexed to Issuer's Equity [Line Items]
Schedule of stock warrants outstanding
Options Outstanding				Options Exercisable
		Weighted-
		Average	Weighted-		Weighted-
		Remaining	Average		Average
Exercise	Number	Contractual	Exercise	Number	Exercise
Prices	Outstanding	Life (years)	Price	Exercisable	Price
$ --- to 0.10	1,733,000	7.6	$0.08	783,000	0.08
$0.11 to 0.20	774,996	8.5	$0.20	53,000	0.19
$0.08 to 0.20	2,507,996	7.9	$0.12	836,000	$0.09

Summary of non-vested shares issued
	2018		2017
		Weighted		Weighted
		Average		Average
		Grant Date		Grant Date
	Shares	Fair Value	Shares	Fair Value
Nonvested at beginning of period	1,774,996	$0.03	2,249,996	$0.03
Granted	158,000	$0.09	---	$ ---
Vested	(261,000)	$0.02	---	$ ---
Forfeited	---	$ ---	---	$ ---
Nonvested at end of period	1,671,996	$0.03	2,249,996	$0.03

	2017		2016
		Weighted		Weighted
		Average		Average
		Grant Date		Grant Date
	Shares	Fair Value	Shares	Fair Value
Nonvested at beginning of period	2,249,996	$0.03	---	$ ---
Granted	---	$ ---	2,349,996	$0.03
Vested	(475,000)	$0.03	(100,000)	$0.03
Forfeited	---	$ ---	---	$ ---
Nonvested at end of period	1,774,996	$0.03	2,249,996	$0.03

Schedule of stock options outstanding
	2018		2017
		Weighted			Weighted
		Average			Average
		Exercise			Exercise
	Number	Price	Number		Price
Outstanding at beginning of the period	2,349,996	$0.12		2,349,996	$0.12
Granted during the period	158,000	$0.11		---	$ ---
Exercised during the period	---	$ ---		---	$ ---
Forfeited during the period	---	$ ---		---	$ ---
Outstanding at end of the period	2,507,996	$0.12		2,349,996	$0.12

Options exercisable at period-end	836,000			100,000
Weighted average remaining life (in years)	7.9			9.1
Weighted average grant date fair value of options granted during the period	$0.09		$	---
Options available for grant at period-end	11,496,934			11,711,184

Options Outstanding				Options Exercisable
		Weighted-
		Average	Weighted-		Weighted-
		Remaining	Average		Average
Exercise	Number	Contractual	Exercise	Number	Exercise
Prices	Outstanding	Life (years)	Price	Exercisable	Price
$0.08	1,600,000	8.5	$0.08	525,000	$0.08
$0.20	749,996	8.9	$0.20	50,000	$0.20
$0.08 to 0.20	2,349,996	8.6	$0.12	575,000	$0.09

Employee Equity Incentive Plan [Member]
Option Indexed to Issuer's Equity [Line Items]
Summary of non-vested shares issued
	2018		2017
		Weighted		Weighted
		Average		Average
		Grant Date		Grant Date
	Shares	Fair Value	Shares	Fair Value
Nonvested at beginning of period	628,750	$0.05	940,000	$0.04
Granted	---	$ ---	---	$ ---
Vested	(188,750)	$0.04	(207,500)	$0.04
Forfeited	---	$ ---	(110,000)	$0.05
Nonvested at end of period	440,000	$0.05	622,500	$0.04

	2017		2016
		Weighted		Weighted
		Average		Average
		Grant Date		Grant Date
	Shares	Fair Value	Shares	Fair Value
Nonvested at beginning of period	940,000	$0.04	---	$ ---
Granted	100,000	$0.09	1,552,500	$0.04
Vested	(182,500)	$0.04	(612,500)	$0.04
Forfeited	(228,750)	$0.04	---	$ ---
Nonvested at end of period	628,750	$0.05	940,000	$0.04